Financial Instruments - Level 3 Reconciliation (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition from conversion of convertible notes	¥ 273	¥ 2,153
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	48,825	40,213
Acquisitions through business combinations	0	5,687
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	15,157	(4,304)
Purchases	7,187	7,031
Sales	(191)	(1,844)
Transfers to Level 1	(17,334)	(111)
Transfers from investments accounted for using the equity method	199
Transfers to investments accounted for using the equity method	(5,879)
Ending balance	48,237	¥ 48,825
Financial assets associated with contingent consideration arrangements | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions through business combinations	83,245
Changes recognized as finance income	3,478
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	5,652
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	141
Ending balance	¥ 92,516